Summary of Significant Accounting Policies (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Sales	$ 28,515,483	$ 18,869,103	$ 53,439,519	$ 38,171,872	$ 77,768,138	$ 21,197,518
Discounts	(3,035,424)	(3,439,763)	(5,398,293)	(6,181,852)	(10,712,923)	(3,984,882)
Sales - Net	$ 25,480,059	$ 15,429,340	$ 48,041,226	$ 31,990,020	$ 67,055,215	$ 17,212,636